Schedule of RSUs outstanding (Details) - Restricted share units [member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period	3,779,623	3,779,623
Issued		100,000
Forfeitures		(100,000)
RSUs outstanding, end of period	3,779,623	3,779,623